COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments
As of December 31, 2025, the Company had capital commitments for the construction and acquisition of property and equipment totaling $
4,096
.

(b)	Guarantee
In addition to as disclosed in Note
9
, the Company has made the following significant guarantee as of December 31, 2025:
Trade Credit Facilities
Effective on August 31, 2025, one of the SCIH’s subsidiaries amended the terms of its prior trade credit facility agreements entered into with a bank to meet certain payment obligations of the Studio City project, including a reduction of total facility amount to
HK$
25,000
(equivalent to $
3,213
)
 and an extension of the maturity date
for
two years
to
August 31, 2027
(“Trade Credit Facilities”). The Trade Credit Facilities are guaranteed by SCC and are supported by a promissory note (“Livrança”) of HK$
25,000
(equivalent to $
3,213
) issued
by such SCIH’s subsidiary. As of December 31, 2025,
 approximately $
643
of the Trade Credit Facilities had been utilized.

(c)	Litigation
As of December 31, 2025, the Company was a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcomes of such proceedings have been adequately provided for or have no material impacts on the Company’s consolidated financial statements as a whole.